Note 17 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	(in thousands)
	2022		2021
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
FINANCIAL ASSETS
Cash and cash equivalents	$30,680	$30,680	$75,202	$75,202	1
Securities, including FHLB stock	285,146	285,146	312,771	312,771	2,3
Loans held for sale	3,970	3,970	9,146	9,146	3
Net loans and leases	674,174	662,217	599,204	600,512	3
Mortgage servicing rights	2,371	2,371	1,868	1,868	3
Hedging assets	215	215	922	922	3
Total financial assets	$996,556	$984,599	$999,113	$1,000,421
	(in thousands)
	2022		2021
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
FINANCIAL LIABILITIES
Deposits
Maturity	$125,777	$122,209	$129,447	$129,196	3
Non-maturity	828,106	828,106	800,966	800,966	1
Fed funds purchased and other borrowings	31,079	31,079	7,012	7,012	3
Junior subordinated deferrable interest debentures	13,009	9,608	12,976	10,931	3
Hedging liabilities	10	10	46	46	3
Total financial liabilities	$997,981	$991,012	$950,447	$948,151